Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Voyage and vessel	$ 8,880	$ 5,727
Interest	4,078	4,313
Payroll and benefits to related parties	4,924	4,487
Accrued Liabilities	$ 17,882	$ 14,527